RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) € in Millions, t in Millions	1 Months Ended	12 Months Ended
	May 31, 2021 USD ($) t	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Nov. 30, 2015 USD ($)	Jul. 31, 2013 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		$ 150,165,000	$ 163,181,000
Less: Amounts included in current restricted cash and short-term deposits		(77,337,000)	(100,361,000)
Long-term restricted cash		72,828,000	62,820,000
Minimum consolidated cash balances		$ 50,000,000
Number Of UK Leases | lease		6
LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		$ 0	36,747,000
Escrow deposit			$ 36,700,000		€ 30.0
Period for lifting of escrow account (in days)			30 days
Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner						$ 400,000,000
Maximum borrowing capacity	$ 100,000,000
LNG production | t	3.6
- Golar Frost facility
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		600,000
Maximum borrowing capacity		54,700,000
Bank guarantee | Discontinued operations, disposed of by sale | Hygo Energy Transition Ltd
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		1,500,000	$ 0
Bank guarantee | LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		11,328,000	0
Bank guarantee | LNG Croatia | Euro member countries, euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances | €				€ 9.3
Bank guarantee | LNG Croatia | United States of America, dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		$ 1,300,000
Term facility		10 years
Bank guarantee | Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances	$ 60,700,000	$ 60,720,000	77,212,000			$ 305,000,000
Variable interest entity, primary beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		59,230,000	36,875,000
Interest rate swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		0	8,864,000
Lease agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		782,000	868,000
UK tax lease
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		16,000,000	0
Secured debt | Line of credit | $1.125 billion newbuild facility
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposit balances		605,000	$ 2,615,000
Maximum borrowing capacity		$ 1,125,000,000					$ 1,125,000,000